UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05549

Reynolds Funds, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
125 East Harmon Avenue #102
Las Vegas, Nevada 89109
(Name and address of agent for service)

1-800-773-9665
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period:  March 31, 2023

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT
March 31, 2023

A No-Load Mutual Fund

1-800-773-9665
www.reynoldsfunds.com

SHAREHOLDER LETTER
(Unaudited)

May 10, 2023
Dear Fellow Shareholders:

Reynolds Blue Chip Growth Fund’s 34th Anniversary
The Reynolds Blue Chip Growth Fund (the “Fund” or “Blue Chip Fund”) celebrated its 34th anniversary last summer. It began operations on August 12, 1988.

Performance Highlights (March 31, 2023)(1)
The annualized average total returns of the Blue Chip Fund and S&P 500® Index for the 1-year, 5-year, and 10-year periods through March 31, 2023 were:

	Average Annual Total Returns
	1 Year	5 Year	10 Year
Reynolds Blue Chip Growth Fund	-16.40%	8.12%	8.97%
S&P 500® Index(2)	-7.73%	11.19%	12.24%

The Reynolds Blue Chip Growth Fund’s return was 8.08% and the S&P 500® Index's return was 7.50% in the three months ended March 31, 2023.

(1)
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by visiting www.reynoldsfunds.com or by calling 1-800-773-9665.

(2)
The S&P 500® Index (“S&P”) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. It is not possible to invest directly in an index.

_______________

As stated in the Prospectus dated January 31, 2023, the expense ratio of the Fund is 1.97%.  Reynolds Capital Management, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, acquired fund fees and expenses, if any, and extraordinary items) to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 2.00%.
_______________
Web Site
Our website is www.reynoldsfunds.com. On our website, you can access current information about your investment holdings. You must first request a personal identification number (“PIN”) by calling our shareholder service representatives at 1-800-773-9665. You will be able to view your account list, account detail (including balances), transaction history, distributions, and the current Blue Chip Fund net asset value. Additional information available (PIN not needed) includes the top ten holdings, industry percentages, and quarterly updates of the returns of the Blue Chip Fund.

The U.S. Economy
 The U.S. economy began a recovery starting in the summer of 2020 helped by very strong monetary and fiscal stimulus to counter the effects of the coronavirus. The economy was helped by, among other things: (1) very strong government stimulus spending, (2) a very accommodative Federal Reserve, (3) improved consumer confidence, and (4) a strong housing market. The economy is currently slowing down as the Federal Reserve has been removing stimulus and sharply raising interest rates to reduce inflation. The economy also continues to be negatively affected by supply chain constraints partially caused by the war in Ukraine. The economy is also being affected by the strong U.S. dollar. U.S. Gross Domestic Product (“GDP”) increased 2.1% in 2022, 5.9% in 2021, decreased -3.4% in 2020, and increased 2.2% in 2019. GDP is estimated to have increased at an inflation-adjusted annual rate of 1.1% in the quarter ended March 31, 2023 after increasing 2.6% in the quarter ended December 31, 2022.  GDP is forecast to increase 1.3% in the quarter ended June 30, 2023. GDP is forecast to increase 1.2% in calendar 2023.

U.S. inflation, as measured by the Consumer Price Index, increased 8.0% in 2022, 4.7% in 2021, 1.2% in 2020, and 1.8% in 2019. Inflation increased at an annualized rate of 5.8% in the quarter ended March 31, 2023 after increasing at an annualized rate of 7.1% in the quarter ended December 31, 2022. Inflation is forecasted to increase at an annualized rate of 4.1% in the quarter ended June 30, 2023. Inflation is forecast to increase 3.9% in calendar 2023.

Opportunistic Investing in Companies of Various Sizes and Diversified Among Various Industries
The Blue Chip Fund usually invests in companies of various sizes as classified by their market capitalizations. A company’s market capitalization is calculated by taking the number of shares the company has outstanding multiplied by its current market price. Other considerations in selecting companies for the Fund include revenue growth rates, product innovations, financial strength, management’s knowledge and experience, plus the overall economic and geopolitical environments and interest rates. The Fund’s investments are diversified among various industries.

The long-term strategy of the Blue Chip Fund is to emphasize investment in worldwide “Blue Chip” growth companies. These companies are defined as companies with a minimum market capitalization of U.S. $1 billion. In the long-term, these companies build value as their earnings grow. This growth in value should ultimately be recognized in higher stock prices for these companies.

Sector Breakdown(1)(2)(3) as of March 31, 2023

(1)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(2)
For presentation purposes within the Fund’s shareholder letter, the Fund has grouped the industry categories by sector.  For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications for financial reporting within its Schedule of Investments.

(3)	Percentages are based on net assets.

 For automatic current daily net asset values: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours a day, seven days a week and press “any key” then “1”. The updated current net asset value for the Blue Chip Fund is usually available each business day after 5 P.M. (PST).

For the Blue Chip Fund shareholders to automatically access their current account information: Call 1-800-773-9665 (twenty-four hours a day, seven days a week), press “any key” then “2” and enter your 16 digit account number which appears at the top right of your statement.

To speak to a Fund representative regarding the current daily net asset value, current account information and any other questions: Call 1-800-773-9665 and press “0” from 6 A.M. to 5 P.M. (PST).

Shareholder statement frequency: Statements summarizing the Blue Chip Fund accounts held by a shareholder are sent quarterly. In addition, Blue Chip Fund statements are sent whenever a transaction occurs. These transactions are: (1) statements sent for the Blue Chip Fund when a shareholder purchases or redeems shares; (2) Blue Chip Fund statements sent if, and when, any ordinary income or capital gains are distributed.

Tax reporting: Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Blue Chip Fund are also reported in January.

Minimum investment: $1,000 for regular and retirement accounts ($100 for additional investments for all accounts – except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

Retirement plans: All types are offered including Traditional IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA Plan, and SEP IRA.

Automatic Investment Plan: There is no charge to automatically debit your checking account to invest in the Blue Chip Fund ($50 minimum) at periodic intervals to make automatic purchases. This is useful for dollar cost averaging for the Blue Chip Fund.

Systematic Withdrawal Plan: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in the Blue Chip Fund as often as monthly and send a check to you or transfer funds to your bank account.

NASDAQ symbol: Reynolds Blue Chip Growth Fund – RBCGX

Portfolio Manager: Frederick Reynolds is the portfolio manager of the Blue Chip Fund. He has been the portfolio manager of the Fund since its inception in 1988.

The Blue Chip Fund is No-Load: No front-end sales commissions or deferred sales charges (“loads”) are charged. Some mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or “load” in which up to 5% of a shareholder’s assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or “load” which is typically deducted from a shareholder’s account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder’s return. The Blue Chip Fund is No-Load as it does not have these extra charges.

We appreciate your continued confidence in the Reynolds Blue Chip Growth Fund and would like to welcome our new shareholders. We look forward to strong results in the future.

Sincerely,

Frederick L. Reynolds
President

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Blue Chip Growth Fund unless accompanied or preceded by the Fund’s current prospectus.

Investors in the Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

Market Risk – The prices of the stocks in which the Fund invests may decline for a number of reasons. These reasons include factors that are specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally. The price declines may be steep, sudden and/or prolonged.

Growth Investing Risk – The investment adviser may be wrong in its assessment of a company’s potential for growth and the growth stocks the Fund holds may not grow as the investment adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

Smaller and Medium Capitalization Companies Risk – The Fund invests in smaller and medium capitalization companies, which involve additional risks such as limited liquidity and greater price volatility.

Foreign Securities Risk – The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and different accounting methods.

Additional risks associated with investing in the Fund are as follows: Technology Companies Risk, Consumer Discretionary Companies Risk, Tax Law Change Risk, High Portfolio Turnover Risk and Liquidity Risk. For details regarding these risks, please refer to the Fund’s Prospectus or Summary Prospectus dated January 31, 2023.

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-800-773-9665 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available on the Fund’s website at www.reynoldsfunds.com and on the website of the Commission at http://www.sec.gov no later than August 31 for the prior 12 months ending June 30. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the website of the Commission at http://www.sec.gov.

You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-800-773-9665.

Distributed by Foreside Fund Services, LLC

Reynolds Blue Chip Growth Fund
EXPENSE EXAMPLE
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other fund expenses. The expense example is intended to help a shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period
	3/31/23	10/1/22	3/31/23	10/1/22-3/31/23(1)
Actual Expenses(2)	2.00%	$1,000.00	$1,079.70	$10.37
Hypothetical Example for Comparison Purposes
(5% return before expenses)	2.00%	$1,000.00	$1,014.93	$10.05

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
(2)	Based on the actual return of 7.97% for the six month-period ended March 31, 2023.

Reynolds Blue Chip Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023 (Unaudited)

ASSETS:
Investments in securities, at value (cost $44,060,800)	$53,009,109
Cash	63
Receivable from investments sold	1,356,615
Dividends and interest receivable	31,932
Prepaid expenses	89,602
Total assets	54,487,321
LIABILITIES:
Payable for investments purchased	1,265,022
Payable to shareholders for redemptions	61,123
Payable to adviser for management fees	43,157
Payable for distribution and service fees	5,680
Other liabilities	105,581
Total Liabilities	1,480,563
NET ASSETS	$53,006,758
NET ASSETS CONSIST OF:
Capital stock, $0.01 par value; 40,000,000 shares authorized; 1,165,531 shares outstanding	$49,894,433
Distributable earnings	3,112,325
Net assets	$53,006,758
CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share ($53,006,758 ÷ 1,165,531 shares outstanding)	$45.48

SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.2%

Aerospace & Defense — 1.3%
The Boeing Company (n)	2,700	$573,561
Raytheon Technologies Corp.	1,000	97,930
		671,491
Air Freight & Logistics — 1.9%
Expeditors International of Washington, Inc.	400	44,048
FedEx Corp.	2,350	536,952
GXO Logistics, Inc. (n)	600	30,276
United Parcel Service, Inc., Class B	2,100	407,379
		1,018,655
Automobiles — 1.7%
Ford Motor Company	3,000	37,800
General Motors Company	1,400	51,352
Tesla, Inc. (n)	3,800	788,348
		877,500
Banks — 0.2%
JPMorgan Chase & Company	800	104,248

Beverages — 0.9%
The Coca-Cola Company	1,800	111,654
Constellation Brands, Inc., Class A	600	135,534
Monster Beverage Corp. (n)	1,000	54,010
PepsiCo, Inc.	950	173,185
		474,383
Biotechnology — 1.8%
AbbVie, Inc.	950	151,401
Alnylam Pharmaceuticals, Inc. (n)	250	50,080
Biogen, Inc. (n)	550	152,916
BioNTech SE — ADR	200	24,914
Exact Sciences Corp. (n)	600	40,686
Gilead Sciences, Inc.	800	66,376

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.2% (Continued)

Biotechnology — 1.8% (Continued)
Intercept Pharmaceuticals, Inc. (n)	2,700	$36,261
Moderna, Inc. (n)	750	115,185
Neurocrine Biosciences, Inc. (n)	300	30,366
Regeneron Pharmaceuticals, Inc. (n)	150	123,251
Sarepta Therapeutics, Inc. (n)	300	41,349
Seagen, Inc. (n)	200	40,494
Vertex Pharmaceuticals, Inc. (n)	200	63,014
		936,293
Broadline Retail — 3.3%
Alibaba Group Holding Ltd. — ADR (n)	1,400	143,052
Amazon.com, Inc. (n)	12,600	1,301,454
Dillard's, Inc., Class A	150	46,152
eBay, Inc.	800	35,496
Etsy, Inc. (n)	300	33,399
JD.com, Inc. — ADR	2,100	92,169
Kohl's Corp.	900	21,186
Macy's, Inc.	1,200	20,988
Nordstrom, Inc.	1,600	26,032
Pinduoduo, Inc. — ADR (n)	400	30,360
		1,750,288
Building Products — 0.3%
Lennox International, Inc.	200	50,256
Masco Corp.	800	39,776
Masterbrand, Inc. (n)	500	4,020
Trane Technologies PLC	250	45,995
		140,047
Capital Markets — 2.2%
Ameriprise Financial, Inc.	150	45,975
Blackstone, Inc.	300	26,352
The Charles Schwab Corp.	5,100	267,138
CME Group, Inc.	250	47,880
FactSet Research Systems, Inc.	250	103,772
Futu Holdings Ltd. — ADR (n)	2,100	108,885
The Goldman Sachs Group, Inc.	300	98,133
Interactive Brokers Group, Inc., Class A	500	41,280
Intercontinental Exchange, Inc.	250	26,072
Moody's Corp.	150	45,903
Morgan Stanley	500	43,900
State Street Corp.	700	52,983
T. Rowe Price Group, Inc.	2,200	248,380
Virtus Investment Partners, Inc.	150	28,559
		1,185,212
Chemicals — 0.4%
Albemarle Corp.	250	55,260
Ecolab, Inc.	350	57,935
Linde PLC	150	53,316
The Sherwin-Williams Company	200	44,954
		211,465
Commercial Services & Supplies — 0.3%
Cintas Corp.	100	46,268
Copart, Inc. (n)	600	45,126
Waste Connections, Inc.	250	34,768
Waste Management, Inc.	300	48,951
		175,113
Communications Equipment — 1.2%
Arista Networks, Inc. (n)	500	83,930
Cisco Systems, Inc.	7,900	412,972
F5, Inc. (n)	250	36,422
Motorola Solutions, Inc.	350	100,146
		633,470
Consumer Finance — 0.3%
American Express Company	1,100	181,445

Consumer Staples Distribution — 7.3%
Casey's General Stores, Inc.	250	54,115
Costco Wholesale Corp.	2,450	1,217,331
Dollar General Corp.	1,550	326,213
Dollar Tree, Inc. (n)	2,500	358,875
Sysco Corp.	600	46,338
Target Corp.	1,250	207,038
Walgreens Boots Alliance, Inc.	1,400	48,412
Walmart, Inc.	10,800	1,592,460
		3,850,782
Distributors — 0.1%
Genuine Parts Company	300	50,193

Electrical Equipment — 0.5%
Emerson Electric Company	1,100	95,854
Rockwell Automation, Inc.	500	146,725
		242,579
Electronic Equipment, Instruments
& Components — 0.9%
Amphenol Corp., Class A	500	40,860
CDW Corp.	500	97,445
Cognex Corp.	500	24,775
Coherent Corp. (n)	900	34,272

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.2% (Continued)

Electronic Equipment, Instruments
& Components — 0.9% (Continued)
Corning, Inc.	1,200	$42,336
Jabil, Inc.	400	35,264
Keysight Technologies, Inc. (n)	300	48,444
Littelfuse, Inc.	200	53,618
TE Connectivity Ltd.	400	52,460
Zebra Technologies Corp., Class A (n)	200	63,600
		493,074
Energy Equipment & Services — 0.3%
Halliburton Company	1,500	47,460
Schlumberger NV	1,400	68,740
Transocean, Ltd. (n)	3,000	19,080
		135,280
Entertainment — 5.1%
Electronic Arts, Inc.	500	60,225
Live Nation Entertainment, Inc. (n)	700	49,000
NetEase, Inc. — ADR	400	35,376
Netflix, Inc. (n)	3,900	1,347,372
ROBLOX Corp., Class A (n)	900	40,482
Spotify Technology SA (n)	700	93,534
Take-Two Interactive Software, Inc. (n)	700	83,510
Tencent Music
Entertainment Group — ADR (n)	2,000	16,560
The Walt Disney Company (n)	8,700	871,131
Warner Bros. Discovery, Inc. (n)	6,800	102,680
		2,699,870
Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B (n)	3,200	988,064
Block, Inc., Class A (n)	400	27,460
Euronet Worldwide, Inc. (n)	800	89,520
Fiserv, Inc. (n)	900	101,727
FleetCor Technologies, Inc. (n)	350	73,797
Global Payments, Inc.	400	42,096
Jack Henry & Associates, Inc.	250	37,680
Mastercard, Inc., Class A	1,050	381,581
PayPal Holdings, Inc. (n)	700	53,158
Visa, Inc., Class A	2,250	507,285
Voya Financial, Inc.	700	50,022
WEX, Inc. (n)	200	36,778
		2,389,168
Food Products — 0.5%
Campbell Soup Company	1,200	65,976
General Mills, Inc.	300	25,638
The Hershey Company	200	50,882
The J.M. Smucker Company	250	39,343
Kellogg Company	700	46,872
Mondelez International, Inc., Class A	600	41,832
		270,543
Ground Transportation — 0.7%
J.B. Hunt Transport Services, Inc.	250	43,865
Landstar System, Inc.	250	44,815
Lyft, Inc., Class A (n)	3,300	30,591
Norfolk Southern Corp.	200	42,400
Ryder System, Inc.	1,000	89,240
Saia, Inc. (n)	200	54,416
Uber Technologies, Inc. (n)	1,500	47,550
Union Pacific Corp.	200	40,252
		393,129
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	1,900	192,394
Align Technology, Inc. (n)	200	66,828
Baxter International, Inc.	1,100	44,616
Becton, Dickinson and Company	700	173,278
Dentsply Sirona, Inc.	600	23,568
Edwards Lifesciences Corp. (n)	600	49,638
GE HealthCare Technologies, Inc. (n)	1,233	101,143
Insulet Corp. (n)	150	47,844
Intuitive Surgical, Inc. (n)	1,700	434,299
Masimo Corp. (n)	250	46,135
Medtronic PLC	900	72,558
QuidelOrtho Corp. (n)	400	35,636
ResMed, Inc.	700	153,293
Stryker Corp.	400	114,188
		1,555,418
Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	300	48,033
Cardinal Health, Inc.	500	37,750
CVS Health Corp.	600	44,586
DaVita, Inc. (n)	400	32,444
Elevance Health, Inc.	150	68,971
HCA Healthcare, Inc.	600	158,208
Humana, Inc.	200	97,092
Laboratory Corp. of America Holdings	200	45,884
McKesson Corp.	150	53,407
Quest Diagnostics, Inc.	250	35,370
UnitedHealth Group, Inc.	250	118,148
		739,893

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.2% (Continued)

Health Care Technology — 0.3%
Teladoc Health, Inc. (n)	2,100	$54,390
Veeva Systems, Inc., Class A (n)	500	91,895
		146,285
Hotels, Restaurants & Leisure — 10.5%
Airbnb, Inc., Class A (n)	1,200	149,280
BJ's Restaurants, Inc. (n)	300	8,742
Booking Holdings, Inc. (n)	450	1,193,584
Carnival Corp. (n)	3,000	30,450
Chipotle Mexican Grill, Inc. (n)	400	683,316
Choice Hotels International, Inc.	400	46,876
Darden Restaurants, Inc.	700	108,612
Domino's Pizza, Inc.	200	65,974
Dutch Bros, Inc., Class A (n)	4,600	145,498
Expedia Group, Inc. (n)	2,000	194,060
Hilton Worldwide Holdings, Inc.	900	126,783
Hyatt Hotels Corp., Class A (n)	800	89,432
Jack in the Box, Inc.	400	35,036
Las Vegas Sands Corp. (n)	1,300	74,685
Marriott International, Inc., Class A	2,200	365,288
McDonald's Corp.	1,300	363,493
MGM Resorts International	10,200	453,084
Restaurant Brands International, Inc.	400	26,856
Royal Caribbean Cruises Ltd. (n)	1,300	84,890
Shake Shack, Inc., Class A (n)	1,100	61,039
Starbucks Corp.	6,000	624,780
Trip.com Group Ltd. — ADR (n)	1,400	52,738
Wingstop, Inc.	300	55,074
Wyndham Hotels & Resorts, Inc.	600	40,710
Wynn Resorts Ltd. (n)	2,600	290,966
Yum! Brands, Inc.	1,600	211,328
		5,582,574
Household Durables — 1.1%
DR Horton, Inc.	400	39,076
KB Home	1,200	48,216
Lennar Corp., Class A	1,500	157,665
Meritage Homes Corp.	500	58,380
PulteGroup, Inc.	1,800	104,904
Sonos, Inc. (n)	2,200	43,164
Sony Group Corp. — ADR	500	45,325
Taylor Morrison Home Corp. (n)	900	34,434
Toll Brothers, Inc.	600	36,018
Whirlpool Corp.	300	39,606
		606,788
Household Products — 0.6%
The Clorox Company	500	79,120
Colgate-Palmolive Company	1,200	90,180
The Procter & Gamble Company	1,000	148,690
WD-40 Company	150	26,708
		344,698
Industrial Conglomerates — 0.5%
3M Company	300	31,533
General Electric Company	1,700	162,520
Honeywell International, Inc.	250	47,780
		241,833
Insurance — 0.2%
Willis Towers Watson PLC	450	104,571

Interactive Media & Services — 4.6%
Alphabet, Inc., Class A (n)	9,600	995,808
Alphabet, Inc., Class C (n)	400	41,600
Baidu, Inc. — ADR (n)	550	83,006
Meta Platforms, Inc., Class A (n)	5,700	1,208,058
Pinterest, Inc., Class A (n)	2,100	57,267
Snap, Inc., Class A (n)	2,800	31,388
TripAdvisor, Inc. (n)	1,700	33,762
		2,450,889
IT Services — 2.4%
Accenture PLC, Class A	700	200,067
Akamai Technologies, Inc. (n)	400	31,320
Cloudflare, Inc., Class A (n)	1,400	86,324
Cognizant Technology
Solutions Corp., Class A	500	30,465
DXC Technology Company (n)	1,000	25,560
Fastly, Inc., Class A (n)	2,400	42,624
Gartner, Inc. (n)	200	65,154
International Business Machines Corp.	900	117,981
MongoDB, Inc. (n)	200	46,624
Okta, Inc. (n)	500	43,120
Shopify, Inc., Class A (n)	4,200	201,348
Snowflake, Inc., Class A (n)	500	77,145
Twilio, Inc., Class A (n)	600	39,978
VeriSign, Inc. (n)	1,000	211,330
Wix.com Ltd. (n)	600	59,880
		1,278,920
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	300	41,502
Danaher Corp.	200	50,408
Illumina, Inc. (n)	150	34,882

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.2% (Continued)

Life Sciences Tools &
Services — 1.1% (Continued)
IQVIA Holdings, Inc. (n)	250	$49,723
OmniAb, Inc. (n)	2,450	9,016
PerkinElmer, Inc.	300	39,978
Repligen Corp. (n)	450	75,762
Thermo Fisher Scientific, Inc.	300	172,911
Waters Corp. (n)	300	92,889
		567,071
Machinery — 0.7%
Caterpillar, Inc.	300	68,652
Deere & Company	100	41,288
Dover Corp.	250	37,985
The Middleby Corp. (n)	250	36,652
Nordson Corp.	200	44,452
Parker-Hannifin Corp.	250	84,028
Xylem, Inc.	400	41,880
		354,937
Media — 0.4%
Comcast Corp., Class A	1,400	53,074
Paramount Global, Class B	1,800	40,158
The Trade Desk, Inc., Class A (n)	1,600	97,456
		190,688
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	1,200	49,092
Nucor Corp.	300	46,341
		95,433
Oil, Gas & Consumable Fuels — 1.3%
APA Corp.	700	25,242
Cheniere Energy, Inc.	300	47,280
Chevron Corp.	400	65,264
Devon Energy Corp.	900	45,549
Diamondback Energy, Inc.	400	54,068
Exxon Mobil Corp.	500	54,830
Marathon Oil Corp.	1,500	35,940
Marathon Petroleum Corp.	400	53,932
Occidental Petroleum Corp.	900	56,187
Phillips 66	500	50,690
Pioneer Natural Resources Company	250	51,060
Shell PLC — ADR	700	40,278
Texas Pacific Land Corp.	50	85,051
Valero Energy Corp.	300	41,880
Vitesse Energy, Inc.	129	2,455
		709,706
Passenger Airlines — 1.1%
Allegiant Travel Company (n)	500	45,990
American Airlines Group, Inc. (n)	3,000	44,250
Delta Air Lines, Inc. (n)	6,000	209,520
Hawaiian Holdings, Inc. (n)	3,300	30,228
JetBlue Airways Corp (n)	3,500	25,480
Southwest Airlines Company	2,900	94,366
United Airlines Holdings, Inc. (n)	3,400	150,450
		600,284
Personal Care Products — 0.1%
The Estee Lauder Companies, Inc., Class A	200	49,292

Pharmaceuticals — 1.8%
Bristol-Myers Squibb Company	700	48,517
Eli Lilly & Company	450	154,539
Jazz Pharmaceuticals PLC (n)	300	43,899
Johnson & Johnson	1,700	263,500
Ligand Pharmaceuticals, Inc. (n)	500	36,780
Merck & Company, Inc.	2,100	223,419
Novartis AG — ADR	400	36,800
Novo Nordisk A/S — ADR	600	95,484
Sanofi — ADR	600	32,652
Viatris, Inc.	3,500	33,670
		969,260
Professional Services — 1.1%
Automatic Data Processing, Inc.	800	178,104
Equifax, Inc.	150	30,426
Jacobs Solutions, Inc.	400	47,004
Legalzoom.com, Inc. (n)	2,800	26,264
Paychex, Inc.	1,000	114,590
SS&C Technologies Holdings, Inc.	800	45,176
Verisk Analytics, Inc.	650	124,709
		566,273
Real Estate Management
& Development — 0.4%
Compass, Inc., Class A (n)	7,000	22,610
Redfin Corp. (n)	15,000	135,900
Zillow Group, Inc., Class C (n)	1,400	62,258
		220,768
Retail Real Estate Investment Trusts — 0.1%
Simon Property Group, Inc.	500	55,985

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.2% (Continued)

Semiconductors & Semiconductor
Equipment — 6.0%
Advanced Micro Devices, Inc. (n)	3,806	$373,026
Analog Devices, Inc.	250	49,305
Applied Materials, Inc.	350	42,990
Axcelis Technologies, Inc. (n)	300	39,975
Broadcom, Inc.	300	192,462
Cirrus Logic, Inc. (n)	400	43,752
First Solar, Inc. (n)	1,000	217,500
GlobalFoundries, Inc. (n)	1,000	72,180
Intel Corp.	4,000	130,680
Lam Research Corp.	150	79,518
Lattice Semiconductor Corp. (n)	400	38,200
Marvell Technology, Inc.	2,100	90,930
Microchip Technology, Inc.	500	41,890
NVIDIA Corp.	3,350	930,529
NXP Semiconductors N.V.	600	111,885
ON Semiconductor Corp. (n)	500	41,160
Qorvo, Inc. (n)	700	71,099
QUALCOMM, Inc.	600	76,548
Skyworks Solutions, Inc.	700	82,586
SolarEdge Technologies, Inc. (n)	150	45,593
Synaptics, Inc. (n)	400	44,460
Taiwan Semiconductor Manufacturing
Company Ltd. — ADR	700	65,114
Teradyne, Inc.	600	64,506
Texas Instruments, Inc.	950	176,710
Universal Display Corp.	400	62,052
		3,184,650
Software — 13.4%
Adobe, Inc. (n)	1,200	462,444
ANSYS, Inc. (n)	150	49,920
Aspen Technology, Inc. (n)	250	57,217
Atlassian Corp. (n)	250	42,792
Autodesk, Inc. (n)	850	176,936
C3.ai, Inc., Class A (n)	10,600	355,842
Cadence Design Systems, Inc. (n)	300	63,027
Confluent, Inc., Class A (n)	1,800	43,326
Crowdstrike Holdings, Inc., Class A (n)	1,800	247,068
CyberArk Software Ltd. (n)	550	81,389
Datadog, Inc., Class A (n)	600	43,596
DocuSign, Inc. (n)	2,400	139,920
Fair Isaac Corp. (n)	150	105,403
Five9, Inc. (n)	600	43,374
Fortinet, Inc. (n)	1,600	106,336
Intuit, Inc.	250	111,458
Microsoft Corp.	3,950	1,138,785
Nice Ltd. — ADR (n)	400	91,556
Oracle Corp.	6,500	603,980
Palo Alto Networks, Inc. (n)	4,500	898,830
Paycom Software, Inc. (n)	150	45,602
Paylocity Holding Corp. (n)	800	159,024
Pegasystems, Inc.	1,000	48,480
PTC, Inc. (n)	350	44,881
Qualys, Inc. (n)	300	39,006
RingCentral, Inc., Class A (n)	700	21,469
Salesforce, Inc. (n)	6,750	1,348,515
SAP SE — ADR	500	63,275
Splunk, Inc. (n)	500	47,940
Synopsys, Inc. (n)	150	57,938
VMware, Inc., Class A (n)	1,586	198,012
Workday, Inc., Class A (n)	250	51,635
Zoom Video
Communications, Inc., Class A (n)	1,200	88,608
Zscaler, Inc. (n)	400	46,732
		7,124,316
Specialized Real Estate
Investment Trusts — 0.2%
American Tower Corp.	200	40,868
Life Storage, Inc.	300	39,327
VICI Properties, Inc.	1,200	39,144
		119,339
Specialty Retail — 7.2%
Academy Sports & Outdoors, Inc.	700	45,675
Advance Auto Parts, Inc.	400	48,644
AutoNation, Inc. (n)	300	40,308
AutoZone, Inc. (n)	300	737,445
Best Buy Company, Inc.	7,500	587,025
Burlington Stores, Inc. (n)	250	50,525
CarMax, Inc. (n)	1,000	64,280
Dick's Sporting Goods, Inc.	300	42,567
The Home Depot, Inc.	1,900	560,728
Lowe's Companies, Inc.	3,900	779,883
O'Reilly Automotive, Inc. (n)	150	127,347
RH (n)	150	36,532
Ross Stores, Inc.	1,700	180,421
The TJX Companies, Inc.	3,400	266,424
Tractor Supply Company	250	58,760
Ulta Beauty, Inc. (n)	150	81,851
Victoria's Secret & Co. (n)	1,100	37,565

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.2% (Continued)

Specialty Retail — 7.2% (Continued)
Wayfair, Inc., Class A (n)	1,100	$37,774
Williams-Sonoma, Inc.	300	36,498
		3,820,252
Technology Hardware,
Storage & Peripherals — 2.3%
Apple, Inc.	5,950	981,155
Dell Technologies, Inc., Class C	1,700	68,357
Hewlett Packard Enterprise Company	2,500	39,825
HP, Inc.	2,200	64,570
NetApp, Inc.	600	38,310
		1,192,217
Textiles, Apparel & Luxury Goods — 1.2%
Crocs, Inc. (n)	300	37,932
Deckers Outdoor Corp. (n)	100	44,955
Lululemon Athletica, Inc. (n)	400	145,676
NIKE, Inc., Class B	2,500	306,600
Ralph Lauren Corp.	400	46,668
Tapestry, Inc.	1,000	43,110
		624,941
Trading Companies & Distributors — 0.3%
Fastenal Company	700	37,758
United Rentals, Inc.	150	59,364
W.W. Grainger, Inc.	100	68,881
		166,003
Wireless Telecommunication
Services — 0.1%
T-Mobile US, Inc. (n)	300	43,452
TOTAL COMMON STOCKS
(cost $43,642,655)		52,590,964

RIGHTS — 0.0%

Biotechnology — 0.0%
Achillion Pharmaceuticals, Inc. (f) (n)	3,000	0

Life Sciences Tools & Services — 0.0%
OmniAb, Inc. ($12.50 Earnout Shares) (f) (n)	189	0
OmniAb, Inc. ($15.00 Earnout Shares) (f) (n)	189	0
		0
TOTAL RIGHTS
(cost $0)		0

MONEY MARKET FUNDS — 0.8%
First American Government Obligations
Fund, Class X, 4.65% (y)	418,145	418,145
TOTAL MONEY MARKET FUNDS
(cost $418,145)		418,145
TOTAL INVESTMENTS — 100.0%
(cost $44,060,800)		53,009,109
Other assets and liabilities, net — 0.0%		(2,351)
TOTAL NET ASSETS — 100.0%		$53,006,758

Percentages for the various classifications are based on net assets.
(f) –
Security valued at fair value as determined by the investment adviser under the supervision of the Board of Directors.  Value determined using significant unobservable inputs.  See Note (1)(a) in the Notes to Financial Statements.

(n) –	Non-income producing security.
(y) –	Rate shown is the 7-day effective yield as of March 31, 2023.
ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,073)	$264,368
Interest	97,728
Total investment income	362,096
EXPENSES:
Management fees (See Note 2)	261,152
Professional fees and expenses	57,509
Transfer agent fees and expenses	39,718
Administrative fees and expenses	38,003
Insurance expense	33,905
Distribution and service fees	33,110
Custodian fees and expenses	24,281
Accounting fees and expenses	21,197
Shareholder servicing fees	17,755
Registration fees	17,270
Chief Compliance Officer fees	14,149
Board of Directors fees	13,961
Printing and postage expenses	8,130
Other expenses	6,877
Total expenses	587,017
Less expenses reimbursed by the investment adviser (See Note 2)	(64,713)
Net expenses	522,304
NET INVESTMENT LOSS	(160,208)
NET REALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	921,528
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS	3,169,072
NET GAIN ON INVESTMENTS	4,090,600
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,930,392

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended March 31, 2023 (Unaudited) and For the Year Ended September 30, 2022

	2023	2022
OPERATIONS:
Net investment loss	$(160,208)	$(795,527)
Net realized gain (loss) on investments and foreign currency transactions	921,528	(233,316)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,169,072	(17,701,282)
Net increase (decrease) in net assets resulting from operations	3,930,392	(18,730,125)
DISTRIBUTIONS TO SHAREHOLDERS	(3,002,381)	(17,990,953)
FUND SHARE ACTIVITIES:
Proceeds from shares issued (22,984 and 34,892 shares, respectively)	1,027,327	1,972,909
Net asset value of shares issued in distributions reinvested (66,276 and 274,428 shares, respectively)	2,940,003	17,566,156
Cost of shares redeemed (82,541 and 156,687 shares, respectively)	(3,685,852)	(9,012,154)
Net increase in net assets derived from Fund share activities	281,478	10,526,911
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,209,489	(26,194,167)
NET ASSETS AT THE BEGINNING OF THE PERIOD	51,797,269	77,991,436
NET ASSETS AT THE END OF THE PERIOD	$53,006,758	$51,797,269

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout the period)

	For the Six
	Months Ended
	March 31, 2023		Year Ended September 30,
	(Unaudited)		2022	2021	2020	2019	2018
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$44.70		$77.51	$68.96	$51.48	$68.35	$57.33
Income from investment operations:
Net investment loss(1)	(0.14)		(0.68)	(0.93)	(0.70)	(0.61)	(0.84)
Net realized and unrealized gains (losses) on investments	3.56		(14.00)	16.46	20.69	(6.83)	16.46
Total from investment operations	3.42		(14.68)	15.52	19.99	(7.44)	15.62
Less distributions:
Distributions from net capital gains	(2.64)		(18.13)	(6.97)	(2.51)	(9.43)	(4.60)
Net asset value, end of period	$45.48		$44.70	$77.51	$68.96	$51.48	$68.35
TOTAL RETURN(2)	7.97%		-25.97%	23.72%	40.26%	-8.58%	28.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$53,007		$51,797	$77,991	$68,718	$58,180	$79,194
Ratio of expenses to average net assets, net of reimbursement	2.00	%(3)	1.95%	1.85%	2.00%	2.00%	1.96%
Ratio of net expenses to average
net assets, before reimbursement	2.25	%(3)	1.95%	1.85%	2.03%	2.02%	1.96%
Ratio of net investment loss to average net assets	(0.61	%)(3)	(1.18%)	(1.25%)	(1.25%)	(1.16%)	(1.36%)
Portfolio turnover rate	226%		623%	279%	263%	464%	476%

(1)	Amount calculated based on average shares outstanding through the period.
(2)	Returns for periods less than one year are not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited)

(1)	Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the “Company”), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Company consists of one fund: Reynolds Blue Chip Growth Fund (the “Fund”). The Company was incorporated under the laws of Maryland on April 28, 1988.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The investment objective of the Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as “blue chip” companies, as defined in the Fund’s prospectus.

(a) The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price. Securities which are traded on Nasdaq (including closed-end funds) under one

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2023 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser as the valuation designee appointed by the Board of Directors (the “Board”), in accordance with valuation procedures approved by the Board. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1—	Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2—	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of March 31, 2023, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 — Common Stocks*	$52,590,964
Money Market Funds	418,145
Total Level 1	53,009,109
Level 2 — None	—
Level 3 — Rights	0
Total	$53,009,109

* Please refer to the Schedule of Investments to view common stocks segregated by industry type.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2023 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

(b)  Investment transactions are accounted for on a trade date basis for financial reporting purposes. Net realized gains and losses on sales of securities are computed on the highest amortized cost basis.

(c)  The Fund records dividend income on the ex-dividend date and interest income on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

(d)  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The primary reasons for these adjustments are because of net operating losses and equalization. For the year ended September 30, 2022, the following table shows the reclassifications made:

Capital Stock	Distributable Earnings
$311,829	$(311,829)

(e)  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(f)  No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

(g)  The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of and for the year ended September 30, 2022. Open tax years are those that are open for exam by taxing authorities and, as of March 31, 2023, open Federal tax years include the tax years ended September 30, 2019 through 2022. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations. During the six months ended March 31, 2023, the Fund did not incur any interest or penalties. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)  The Fund’s cash is held in accounts with balances which may exceed the amount of related federal insurance.  The Fund has not experienced any loss in such accounts and believes it is not exposed to significant credit risk.

(i)  Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of realized gains or losses and unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2023 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

(j)  The global outbreak of coronavirus disease 2019 (“COVID-19”) has disrupted global economic markets and adversely affected individual companies and investment products. The prolonged economic impact of COVID-19 is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

(2)	Investment Advisory Agreement and Transactions With Related Parties —

The Fund has an investment advisory agreement (the “agreement”) with the Adviser, to serve as investment adviser. The sole owner of the Adviser is Mr. Frederick L. Reynolds. Mr. Reynolds is also an officer and interested director of the Fund. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1.00% of the daily net assets of the Fund.

The agreement further stipulates that the Adviser will reimburse the Fund for all expenses exceeding an annual rate of 2.00% of its daily average net assets (excluding interest, taxes, brokerage commissions and extraordinary items). The Fund is not obligated to reimburse the Adviser for any expenses reimbursed in previous fiscal years. The Adviser reimbursed expenses of $64,713 for the six months ended March 31, 2023.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year, and may be less than the maximum amount allowed by the Plan.

Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

(3)	Distributions to Shareholders —

Net investment income and net realized gains, if any, for the Fund are distributed to shareholders at least annually and are recorded on the ex-dividend date. Please see Note 5 for more information.

(4)	Investment Transactions —

For the six months ended March 31, 2023, purchases and proceeds of sales of investment securities (excluding short-term securities) were $134,100,581 and $102,671,260, respectively.  There were no purchases or sales of U.S. Government securities.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2023 (Unaudited)

(5)	Income Tax Information —

The following information for the Fund is presented on an income tax basis as of September 30, 2022:

Tax cost of investments	$42,457,305
Gross tax unrealized appreciation	$6,081,949
Gross tax unrealized depreciation	(6,245,492)
Net unrealized appreciation/depreciation	(163,543)
Distributable ordinary income	—
Distributable long-term capital gains	2,929,199
Other accumulated loss	(581,342)
Total distributable earnings	$2,184,314

The difference between the cost amount for financial statement and federal income tax purposes is due to wash sales.

The tax character of distributions paid during the six months ended March 31, 2023 and the year ended September 30, 2022:

Six Months Ended March 31, 2023		Year Ended September 30, 2022
Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
Distributions	Gains Distributions	Distributions	Gains Distributions
$0	$3,002,381	$5,521,630	$12,469,323

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2022.

As of September 30, 2022, the Fund had a late year ordinary loss of $581,342 and did not have a post-October capital loss or capital loss carryforward.

(6)	Subsequent Events —

Management has evaluated events and transactions after March 31, 2023 through the date that the financial statements were issued, and has determined that no additional disclosure or recognition in the financial statements is required.

Reynolds Blue Chip Growth Fund
ADVISORY AGREEMENT
(Unaudited)

On November 16, 2022, the Board of Directors of Reynolds Funds, Inc. (the “Directors”) approved the continuation of the investment advisory agreement for the Reynolds Fund Blue Chip Growth Fund (the “Fund”) with the investment adviser, Reynolds Capital Management, LLC (the “Adviser”).  As part of the process of approving the continuation of the advisory agreement, the Directors reviewed the fiduciary duties of the Directors with respect to approving the advisory agreement and the relevant factors for the Directors to consider, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Fund (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meetings, the Adviser sent detailed information to the Directors to assist them in their evaluation of the investment advisory agreement, and provided additional information at the meeting.  This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Directors’ consideration of the advisory agreement; detailed comparative information relating to the Fund’s management fees and other expenses of the Fund; information regarding fees paid and other payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Fund’s performance; information about sales and redemptions of the Fund; information about the Fund’s compliance program; and other information the Directors believed was useful in evaluating the approval of advisory agreement.

All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session.  The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the investment advisory agreement.  The Directors recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the investment advisory agreement, the Directors and the Independent Directors in executive session considered, among other items:

• The nature and quality of the investment advisory services provided by the Adviser.

• A comparison of the fees and expenses of the Fund to other similar funds.

• A comparison of the fee structures of other accounts managed by the Adviser.

• Whether economies of scale are recognized by the Fund.

• The costs and profitability of the Fund to the Adviser.

• The performance of the Fund.

• The other benefits to the Adviser from serving as investment adviser to the Fund (in addition to the advisory fee).

The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are as follows:

Nature and Quality of Investment Advisory Services

The Directors noted that the Adviser supervises the investment portfolio of the Fund, directing the day-to-day management of the Fund’s portfolio, including the purchase and sale of investment securities.  The Directors then discussed with management the nature of the investment process employed by the Adviser and the resources required to implement the process.

Management noted that in employing its strategy, the Adviser conducts research on target companies and engages in ongoing oversight over the portfolio to address developments in the market.  The Directors then discussed staffing at the Adviser, and concluded that the Adviser is sufficiently staffed to meet the investment objectives of the Fund.

Reynolds Blue Chip Growth Fund
ADVISORY AGREEMENT (Continued)
(Unaudited)

The Directors also considered the background and experience of Mr. Reynolds and expertise of, and the amount of attention given to the Fund by, Mr. Reynolds.  In addition, the Directors considered the quality of the material service providers to the Fund, who provide administrative and distribution services on behalf of the Fund and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser.  The Directors concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules and regulations.

Comparative Fees and Expenses

The Directors discussed with management the variables, in addition to the management fees, such as administrative and transaction fees, that impact costs to the shareholders of the Fund.  Management reviewed with the Directors the comparison of the Fund’s expense ratios to other similar funds.  As part of the discussion with management, the Directors ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the 15(c) Materials.  The Directors noted that the Fund’s advisory fee and net expense ratio are on the high end of the industry average.  They determined that the research intensive nature of advising the Fund justifies the advisory fee paid to the Adviser, and that taking this into account the advisory fee is within a reasonable range of comparable advisory fees.  The Directors determined that given the small size of the Fund, the net expense ratio is within a reasonable range of comparable ratios.

Comparison of Fee Structures of Other Accounts

The Directors then inquired of management regarding the distinction between the services performed by the Adviser for separate accounts and those performed by the Adviser for the Fund.  The Adviser noted that the management of the Fund involves more comprehensive and substantive duties than the management of institutional separate accounts.  Specifically, the Adviser noted the following:

•	The Adviser provides tailored investment advisory services to the Fund in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders.

•
With regard to the Fund, the Adviser attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn could service thousands of large and small accounts.

•	The Adviser maintains a robust shareholder communication effort for the Fund to reach shareholders through direct contact, through intermediaries, or via the financial press.

•	The Adviser coordinates with the Fund’s Chief Compliance Officer and other service providers to insure compliance with regulatory regimens imposed by Federal law and the Internal Revenue Code.

•	Separate accounts do not require the same level of services and oversight, nor do they present the same compliance or litigation risk.

The Directors concluded that the services performed by the Adviser for the Fund require a higher level of service and oversight than the services performed by the Adviser for separate accounts.  Based on this determination, the Directors believe that any differential in advisory fees between the Fund and the separate accounts is reasonable, and concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients is reasonable.

In addition to the above, the Directors discussed with management the fact that increasingly investors in the Fund are increasingly investing through brokerage platforms (intermediaries), with fewer investors going directly to the Fund’s transfer agent.  The Directors noted that in connection with the intermediaries, the Adviser absorbs a portion of the fees paid by the Fund for services performed by the intermediaries.  As result, the cost of obtaining, retaining and servicing shareholders for the Fund is significantly higher than the costs for separately managed accounts.  The Directors concluded that the payment of the intermediary service fees by the Adviser further justify any differential in advisory fees between the Fund and the institutional separate account.

Reynolds Blue Chip Growth Fund
ADVISORY AGREEMENT (Continued)
(Unaudited)

Economies of Scale

The Directors then discussed with management whether economies of scale are recognized by the Fund.  They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale.  On the other hand, the Directors noted that many of the Fund’s expenses are subject to diseconomies of scale.  For example, the intermediary service fees generally increase as the Fund’s assets grow.

The Directors concluded that given the size of the Fund, investment advisory fee breakpoints were not warranted at this time, as the Fund was not recognizing economies of scale.

Costs and Profitability

The Directors discussed the Adviser’s profitability, as presented by Mr. Reynolds, and the impact of the intermediary service fees on the profitability.  They also considered the resources and revenues that the Adviser has put into managing and distributing the Fund, and concluded that the level of profitability realized by the Adviser from its provision of services to the Fund is reasonable.

Performance

Mr. Reynolds discussed the performance of the Fund for different time periods compared both to various benchmark indices.  The Directors noted that at each quarterly meeting, the Directors review reports comparing the investment performance of the Fund to various indices.  Based on the information provided at this meeting and the information and quarterly discussions regarding the Fund’s investment performance, the Directors believe that the Adviser manages the Fund in a manner that is materially consistent with its stated investment objective and style.  The Directors concluded that the Fund’s investment performance is good on an absolute basis over the five and ten year periods, and good on a comparable basis over those same periods, having only slightly underperformed the benchmark index.  The Directors discussed with the Adviser the reasons for the Fund’s recent underperformance and the actions being taken to improve performance, and believe that the Adviser is actively taking steps to improve performance.

Fall-Out Benefits

The Directors then considered other benefits to the Adviser from serving as adviser to the Fund (in addition to the advisory fee).  The Directors noted that the Adviser may derive ancillary benefits from its association with the Fund in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the Fund.  The Directors determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Directors concluded that the other benefits realized by the Adviser from its relationship with the Fund were reasonable.

Conclusion

After reviewing the 15(c) Material, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Directors, including all of the Independent Directors, approved the continuation of the investment advisory agreement.

The Directors noted that all of the factors above were considered by the Board as a whole, and separately by the Independent Directors meeting in executive session.  The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the investment advisory agreement.

Reynolds Blue Chip Growth Fund
PRIVACY POLICY
(Unaudited)

We collect the following nonpublic personal information about you:

• Information we receive from you on or in applications or other forms, correspondence or conversations.

• Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our current or former shareholders to anyone, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary may govern how your nonpublic personal information would be shared with nonaffiliated third parties.

HOUSEHOLDING
(Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-773-9665 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

QUALIFIED DIVIDEND INCOME/DIVIDEND RECEIVED DEDUCTION
(Unaudited)

The Fund designated 6.80% of dividends declared and paid during the year ended September 30, 2022 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

Corporate shareholders may be eligible for a dividend received deduction for certain ordinary income distributions paid by the Fund.  The Fund designated 6.77% of dividends declared and paid during the year ended September 30, 2022 from net investment income as qualifying for the dividends received deduction.  The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund was 30.69%.

(This Page Intentionally Left Blank.)

REYNOLDS BLUE CHIP GROWTH FUND
c/o U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, Wisconsin 53202
www.reynoldsfunds.com

Board of Directors
THOMAS F. GILBERTSON
FREDERICK L. REYNOLDS
ROBERT E. STAUDER

Investment Adviser
REYNOLDS CAPITAL MANAGEMENT, LLC
125 East Harmon Avenue #102
Las Vegas, Nevada 89109

Transfer Agent,
Dividend Disbursing Agent,
Administrator and Accountant
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-773-9665
or 1-800-7REYNOLDS

Custodian
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
COHEN & COMPANY, LTD.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Distributor
FORESIDE FUND SERVICES, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reynolds Funds, Inc.

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President/Principal Executive Officer and
Treasurer/Principal Financial Officer

Date    May 12, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President/Principal Executive Officer and
Treasurer/Principal Financial Officer